Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Schedule of Business Acquisitions by Acquisition, Contingent Consideration
Year	After tax profit	Cash payment
2017	RMB20 million (US$2.9 million)	RMB5,412,000 (US$0.8 million)
2018	RMB80 million (US$11.6 million)	RMB21,648,000 (US$3.1 million)
2019	RMB300 million (US$43.6 million)	RMB81,182,000 (US$11.8 million)
2020	RMB500 million (US$72.7 million)	RMB135,303,000 (US$19.7 million)
2021	RMB700 million (US$101.7 million)	RMB189,425,860 (US$27.5 million)
Total	RMB1.6 billion (US$232.6 million)	RMB432,970,860 (US$62.9 million)